EQUITY (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock
Class of Stock [Line Items]
Treasury shares issued to employees	23,000
Convertible preferred stock
Class of Stock [Line Items]
Preferred stock conversion ratio in to common stock	1-to-1
Number of shares converted	1
Distribution of assets per share	$ 2.188
Treasury stock
Class of Stock [Line Items]
Treasury shares issued to employees	77,000	12,000